Cover	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2025
Entity File Number	333-173039
Entity Registrant Name	AMERIGUARD SECURITY SERVICES, INC.
Entity Central Index Key	0001514443
Entity Tax Identification Number	99-0363866
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5470 W. Spruce Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93722
City Area Code	559
Local Phone Number	271-5984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false